UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21694
                  --------------------------------------------

                      MELLON OPTIMA L/S STRATEGY FUND, LLC
                      ------------------------------------
               (Exact name of registrant as specified in charter)

                           BNY Mellon Financial Center
                           One Boston Place, 024-0071
                           Boston, Massachusetts 02108
                           ---------------------------
               (Address of principal executive offices) (Zip code)

                             Peter M. Sullivan, Esq.
                           BNY Mellon Financial Center
                           One Boston Place, 024-0081
                           Boston, Massachusetts 02108
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 722-7000
           -----------------------------------------------------------

                        Date of fiscal year end: March 31
                        ---------------------------------

                   Date of reporting period: December 31, 2008
                     --------------------------------------

ITEM 1 -- SCHEDULE OF INVESTMENTS.

Attached hereto.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC


            SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------

                                                                                    PERCENTAGE OF
Investment Funds                                        COST             VALUE        NET ASSETS     LIQUIDITY
-----------------------------------------------------------------------------------------------------------------
OPPORTUNISTIC
Glenview Institutional Partners LP                $     30,000,000  $    15,666,126          2.8%  Quarterly (a)
Hunter Global Investors Fund I L.P.                     22,127,412       26,179,598          4.7%  Quarterly (b)
Impala Fund LP                                          22,000,000       19,808,400          3.5%  Quarterly +
Karsh Capital II, LP                                    28,125,331       37,730,870          6.8%  Quarterly +
Kingdon Associates                                      25,283,055       26,730,971          4.8%  Quarterly +
Raptor Global Fund L.P.                                 23,077,139       20,184,647          3.6%  Quarterly +
                                                  ----------------- ----------------  -----------
                                                       150,612,937      146,300,612         26.2%
                                                  ----------------- ----------------  -----------
GROWTH
Alydar QP Fund, L.P.                                    20,570,236       26,532,074          4.7%  Quarterly +
Chilton QP Investment Partners, L.P.                    21,000,000       18,936,066          3.4%  Annually +
Fox Point QP Fund, L.P.                                 25,000,000       26,398,649          4.7%  Bi-Annually (c)
Highbridge Long/Short Equity Fund, L.P.                 21,643,955       29,975,012          5.4%  Quarterly +
Intrepid Capital Fund (QP), L.P.                        19,932,041       18,705,972          3.4%  Quarterly +
Maverick Fund USA, Ltd.                                 24,464,054       22,216,872          4.0%  Annually (d)
Pequot Capital                                          23,000,000       27,227,844          4.9%  Annually +
                                                  ----------------- ----------------  -----------
                                                       155,610,286      169,992,489         30.5%
                                                  ----------------- ----------------  -----------
VALUE
Amici Qualified Associates L.P.                         25,173,447       27,838,615          5.0%  Quarterly +
Bay II Resources Partners L.P.                           8,500,000        7,462,000          1.3%  Quarterly +
Clovis Capital Partners Institutional, L.P.             25,247,705       25,016,444          4.5%  Quarterly +
Delta Institutional, L.P.                               19,624,302       16,138,818          2.9%  Quarterly +
Oscar S. Schafer & Partners II L.P.                     25,000,000       17,544,819          3.1%  Annually (e)
Shoshone Partners, L.P.                                 17,299,000       17,078,100          3.1%  Annually +
Thruway Partners, L.P.                                  24,068,756       28,632,460          5.1%  Quarterly +
                                                  ----------------- ----------------  -----------
                                                       144,913,210      139,711,256         25.0%
                                                  ----------------- ----------------  -----------
GLOBAL
Asian Century Quest Fund (QP), L.P.                     19,000,000       22,712,825          4.1%  Quarterly +
Calypso Qualified Partners, L.P.                        20,500,000       27,066,281          4.9%  Monthly +
Lansdowne European Strategic Equity Fund, L.P.          25,500,000       23,651,257          4.2%  Monthly +
                                                  ----------------- ----------------  -----------
                                                        65,000,000       73,430,363         13.2%
                                                  ----------------- ----------------  -----------
TOTAL INVESTMENT FUNDS                                 516,136,433      529,434,720         94.9%
                                                  ----------------- ----------------  -----------

AFFILIATED INVESTMENT
Dreyfus Institutional Preferred Plus
  Money Market Fund (f)                                (29,582,546       29,582,546          5.3%  Daily +
                                                  ----------------- ----------------  -----------
TOTAL INVESTMENTS                                 $    545,718,979      559,017,266        100.2%
                                                  ================= ----------------  -----------
OTHER ASSETS IN EXCESS OF LIABILITIES                                    (1,256,513)        (0.2)%
                                                                    ----------------  -----------
TOTAL NET ASSETS                                                    $   557,760,753        100.0%
                                                                    ================  ===========

(a) Investments have a 2 year lock-up period. $20 million was invested on 4/1/08 and $10 million was invested on 5/1/08.
(b) Investments have a 1 year lock-up period. $3 million was invested on 3/1/08. The remaining investment amount has no lock up or other redemption restrictions.
(c) Investments have a 25 month lock-up period. $10 million was invested on 1/1/08 and $15 million was invested on 2/1/08.
(d) Investments have a 1 year lock-up period. $2 million was invested on 4/1/08. The remaining investment amount has no lock-up or other redemption restrictions.
(e) Investments have a 1 year lock-up period. $25 million was invested on
    7/1/08.
(f) The 7-day yield at 12/31/08 was 0.07%.
+   The investment amount has no lock-up or other redemption restrictions.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC


             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157"Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the Mellon Optima L/S Strategy Fund, LLC (the "Fund") investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

      LEVEL 1 - quoted prices in active markets for identical securities.

      LEVEL 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      LEVEL 3 - significant unobservable inputs (including Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments carried at fair value:

VALUATION INPUTS                                INVESTMENTS IN SECURITIES ($)    OTHER FINANCIAL INSTRUMENTS ($)+
------------------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                           29,582,546                                   --
------------------------------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                             --                                   --
------------------------------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                        529,434,720                                   --
------------------------------------------------------------------------------------------------------------------
TOTAL                                                            559,017,266                                   --
------------------------------------------------------------------------------------------------------------------

+ OTHER FINANCIAL INSTRUMENTS INCLUDE DERIVATIVE INSTRUMENTS, SUCH AS FUTURES, FORWARD CURRENCY EXCHANGE CONTRACTS AND SWAP CONTRACTS, WHICH ARE VALUED AT THE unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                      INVESTMENTS IN
                                                       SECURITIES ($)
----------------------------------------------------------------------
BALANCE AS OF 9/30/2008                                  556,391,942
----------------------------------------------------------------------
REALIZED GAIN (LOSS)                                              --
----------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION                        (35,457,222)
----------------------------------------------------------------------
NET PURCHASES (SALES)                                      8,500,000
----------------------------------------------------------------------
TRANSFERS IN AND/OR OUT OF LEVEL 3                                --
----------------------------------------------------------------------
BALANCE AS OF 12/31/2008                                 529,434,720
----------------------------------------------------------------------

ITEM 2 -- CONTROLS AND PROCEDURES.
         (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

         (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 -- EXHIBITS.

         Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        MELLON OPTIMA L/S STRATEGY FUND, LLC

                                        By:    /s/ STEVEN M. ANDERSON
                                               -----------------------------
                                               Steven M. Anderson
                                               Treasurer

                                        Date:  February 27, 2009


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        By:    /s/ STEVEN M. ANDERSON
                                               -----------------------------
                                               Steven M. Anderson
                                               Treasurer

                                        Date:  February 27, 2009


                                        By:    /s/ Joseph Murphy
                                               -----------------------------
                                               Joseph Murphy
                                               President

                                        Date:  February 27, 2009